CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Accounts receivable, allowance for credit loss	$ 2,570	$ 2,503
Redeemable Convertible Preferred Stock
Mezzanine equity, shares authorized (in shares)	159,303,110	138,679,570
Mezzanine equity, shares issued (in shares)	75,664,679	56,753,734
Mezzanine equity, shares outstanding (in shares)	75,664,679	56,753,734
Mezzanine equity, liquidation preference	$ 528,837	$ 325,179
Exchangeable Preferred Stock
Mezzanine equity, shares authorized (in shares)	12,675,029	12,254,459
Mezzanine equity, shares issued (in shares)	12,579,755	12,159,185
Mezzanine equity, shares outstanding (in shares)	12,579,755	12,159,185
Mezzanine equity, liquidation preference	$ 49,741	$ 45,211
Common Stock
Common stock par value (in dollars per share)	$ 0.000001	$ 0.000001
Common stock, shares authorized (in shares)	128,734,881	107,168,070
Common stock, shares issued (in shares)	7,169,758	5,705,570
Common stock, shares outstanding (in shares)	7,169,758	5,705,570
Exchangeable AA Stock
Common stock, shares authorized (in shares)	22,517,608	22,254,459
Common stock, shares issued (in shares)	9,437,358	9,842,579
Common stock, shares outstanding (in shares)	9,437,358	9,842,579